Consolidated Balance Sheets (Parentheticals) - Alpha Technology Group Limited	Sep. 30, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares
Ordinary shares par value (in Dollars per share and Dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Ordinary shares issued	15,262,500	15,262,500	13,250,000